Property, plant and equipment (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Finance Lease Mining Assets	$ 1,577,284	$ 1,560,860	$ 1,535,400
Kibali Jersey Limited [member]
Disclosure of detailed information about property, plant and equipment [line items]
Finance Lease Mining Assets	2,107,718	2,068,306	2,012,303
Kibali Jersey Limited [member] | Assets under Finance Lease [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Finance Lease Mining Assets	$ 16,627	$ 46,153	$ 53,908
Loulo gold mine [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	15 years	12 years
Gounkoto gold mine [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	10 years	10 years
Tongon gold mine [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	4 years	4 years